Stockholders' Equity	6 Months Ended
Jun. 30, 2017
Stockholders' Equity [Abstract]
Stockholders' Equity

7.Stockholders’ Equity

On January 11, 2016, the Company started the repurchase program for its common and/ or its preferred shares, which program was previously authorized by its Board of Directors. As of June 30, 2016, the Company has acquired as treasury stock, 3,271,576 shares for a total amount of $18,567.

On April 8, 2016, under the Company’s share-based plan the Company granted 87,500 restricted share units to non-executive directors out of the repurchased treasury stock, which vested immediately. A related amount of $0.5 million was accounted for as stock compensation expense within General and Administrative expenses in the accompanying financial statements.

During the first half of 2017, the Company sold 650,717 common shares from its treasury stock for net proceeds of $2,676 and 24,803 of its Series D Preferred Shares for net proceeds of $533.

On January 30, 2017 and May 1, 2017, the Company paid dividends of $0.50 per share, $2,000 in total, for its 8.00% Series B Preferred Shares and $0.555469 per share, $2,219 in total, on its 8.875% Series C Preferred Shares. During the six months ended June 30, 2016, the Company paid two dividends of $0.50 per share, $2,000 in total, on its 8.00% Series B Preferred Shares and two dividends of $0.555469 per share or $2,219 in total, on its 8.875% Series C Preferred Shares.

On February 28, 2017 and May 30, 2017, the Company paid dividends of $0.546875 per share, $3,739 in total, for its Series D Preferred Shares. During the six months ended June 30, 2016, the Company paid dividends of $0.546875 per share, $3,719 in total, for its Series D Preferred Shares.

On April 5, 2017, the Company completed an offering of 4,600,000 of its Series E Cumulative Perpetual Preferred Shares, par value $1.00 per share, liquidation preference $25.00 per share, raising $110,496, net of underwriter’s discount and other expenses. Dividends on the Series E Preferred Shares are cumulative from the date of original issue and will be payable quarterly in arrears on the 28th day of February, May, August and November of each year, commencing May 28, 2017, when, as and if declared by our board of directors. Dividends will be payable from cash available for dividends at a rate equal to 9.25% per annum of the stated liquidation preference prior to May 28, 2027 and from and including May 28, 2027, at a floating rate equal to three-month LIBOR plus a spread of 6.881% per annum of the stated liquidation preference. On May 30, 2017, the Company paid dividends of $0.34045 per share each or $1,566 in total, on its Series E Preferred Shares.

On April 28, 2017, the Company paid dividends of $0.05 per common share outstanding, which were declared on March 17, 2017. On April 7, 2016, the Company paid dividends of $0.08 per common share outstanding. On May 12, 2017, the Company declared a dividend of $0.05 per common share outstanding, which was paid on July 14, 2017. On May 31, 2016, the Company declared a dividend of $0.08 per share of common stock outstanding, which was paid on August 10, 2016.